Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:
Furniture	10 years straight line
Tools and machinery	4 years straight line
Right-of-use assets	Over term of the lease

Schedule of Diluted Loss Per Share as their Effect would be Antidilutive

For the years ended December 31, 2024, 2023 and 2022, restricted stock units were potentially instruments and were not included in the calculation of diluted loss per share as their effect would be antidilutive.

	December 31,	December 31,	December 31,
	2024	2023	2022
	(Shares)	(Shares)	(Shares)
Restricted Stock Units	1,780,328	-	-